TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 485	$ 471
Prepaids and other	66	45
Inventory	22	22
Income tax receivables	8	5
Other short-term receivables and collateral assets	257	80
Trade receivables and other current assets	$ 838	$ 623